INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Amount
Provision at statutory rate									$ 722	$ 682	$ 474
State income tax, net of federal tax benefit									90	65	46
Tax exempt income									(3)		(2)
Bank Owned Life Insurance									(46)	(48)	(46)
Other, net									36	(41)	1
Total	$ 210	$ 204	$ 193	$ 192	$ 177	$ 203	$ 125	$ 153	$ 799	$ 658	$ 473
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									4.20%	3.20%	3.30%
Tax exempt income											(0.10%)
Bank Owned Life Insurance									(0.10%)	(2.40%)	(3.30%)
Other, net									1.70%	(2.00%)
Actual tax expense and effective rate									37.60%	32.80%	33.90%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900